Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Intangible Assets
The change in intangible assets is broken down as follows, per class of assets:

(€‘000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Capitalized costs
At January 1, 2021	883	33 678	1 084	13 071	279	48 995
Additions	—	—	—	214	—	214
Divestiture	—	—	—	—	(16)	(16)
At December 31, 2021	883	33 678	1 084	13 285	263	49 193
Additions	—	—	—	876	—	876
Divestiture	(239)	—	—	(213)	(165)	(617)

At December 31, 2022	644	33 678	1 084	13 948	98	49 452

Accumulated amortization
At January 1, 2021	—	—	(543)	(12 052)	(229)	(12 527)
Amortization charge	—	—	(67)	(134)	(16)	(217)
Divestiture	—	—	—	—	16	16
At December 31, 2021	—	—	(610)	(12 186)	(229)	(13 025)
Amortization charge	—	—	(66)	(547)	—	(613)
Divestiture	—	—	—	3	131	134
Impairment	(644)	(33 678)	—	(762)	—	(35 084)

At December 31, 2022	(644)	(33 678)	(676)	(13 492)	(98)	(48 588)

Net book value
Capitalized costs	883	33 678	1 084	13 285	263	49 193
Accumulated amortization	—	—	(610)	(12 186)	(229)	(13 025)

At December 31, 2021	883	33 678	474	1 099	34	36 168

Capitalized costs	644	33 678	1 084	13 948	98	49 452
Accumulated amortization	(644)	(33 678)	(676)	(13 492)	(98)	(48 588)

At December 31, 2022	—	—	408	456	—	864

Summary of Probabilities of Success for Products

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%
CYAD-211	100%	50%	28%	60%	90%	7.5%